Prepaid Expenses and Other Current Assets	3 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,	September 30,
	2018	2018	2017
Research and development claims receivable	$10,272	$7,191	$4,069
Prepayments	2,069	2,208	681
VAT receivable	1,973	1,274	248
Other assets	—	717	—
Grant income receivable	661	678	279
Other receivable	436	121	135
Total prepaid expenses and other current assets	$15,411	$12,189	$5,412